CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Convertible Preferred Stock	Series E Preferred Stock	Series E1 Preferred Stock	Common Stock	Additional Paid-In Capital	Notes Receivable	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2017	$ 241,789
BALANCE (in shares) at Dec. 31, 2017	79,994,884
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock	$ 35,100
Issuance of Preferred Stock (in shares)	4,097,785
BALANCE at Dec. 31, 2018	$ 276,889
BALANCE (in shares) at Dec. 31, 2018	84,092,669	0	0
BALANCE at Dec. 31, 2017				$ 2	$ 2,810		$ (69,327)	$ (210)	$ (66,725)
BALANCE (in shares) at Dec. 31, 2017				12,971,191
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					373				373
Exercise of common stock options (in shares)				526,898
Vesting of restricted Common Stock					8				8
Vesting of restricted Common Stock (in shares)				5,575,000
Stock-based compensation expense					2,965				2,965
Common Stock warrants issued					35				35
Net loss							(121,339)		(121,339)
BALANCE at Dec. 31, 2018				$ 2	6,440	$ (249)	(190,666)	(96)	(184,569)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)								114	114
BALANCE (in shares) at Dec. 31, 2018				19,352,255
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock		$ 134,667	$ 24,977
Issuance of Preferred Stock (in shares)		13,450,703	2,494,737
BALANCE at Sep. 30, 2019	$ 436,533
BALANCE (in shares) at Sep. 30, 2019	100,038,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					606				606
Exercise of common stock options (in shares)				902,175
Vesting of restricted Common Stock					6				6
Vesting of restricted Common Stock (in shares)				4,221,144
Stock-based compensation expense					3,430				3,430
Common Stock warrants issued					905				905
Issuance of Common Stock for acquisitions					3,563				3,563
Issuance of Common Stock for acquisitions (in shares)				873,203
Repayment of notes receivable					(249)	249
Repayment of notes receivable (in shares)				(62,610)
Net loss							(75,769)		(75,769)
BALANCE at Sep. 30, 2019				$ 2	14,701		(266,435)	131	(251,601)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)								227	$ 227
BALANCE (in shares) at Sep. 30, 2019				25,286,167
BALANCE at Dec. 31, 2018	$ 276,889
BALANCE (in shares) at Dec. 31, 2018	84,092,669	0	0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock		$ 134,667	$ 24,977
Issuance of Preferred Stock (in shares)		13,450,703	2,494,737
BALANCE at Dec. 31, 2019	$ 436,533
BALANCE (in shares) at Dec. 31, 2019	100,038,109	13,450,703	2,494,737						100,038,109
BALANCE at Dec. 31, 2018				$ 2	6,440	(249)	(190,666)	(96)	$ (184,569)
BALANCE (in shares) at Dec. 31, 2018				19,352,255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					708				708
Exercise of common stock options (in shares)				996,753
Vesting of restricted Common Stock				$ 1	7				8
Vesting of restricted Common Stock (in shares)				5,653,512
Stock-based compensation expense					5,215				5,215
Common Stock warrants issued					1,038				1,038
Issuance of Common Stock for acquisitions					3,563				3,563
Issuance of Common Stock for acquisitions (in shares)				873,203
Repayment of notes receivable					(249)	$ 249
Repayment of notes receivable (in shares)				(62,610)
Net loss							(103,596)		(103,596)
BALANCE at Dec. 31, 2019				$ 3	16,722		(294,262)	75	(277,462)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)								171	$ 171
BALANCE (in shares) at Dec. 31, 2019				26,813,113
BALANCE at Sep. 30, 2020	$ 436,533
BALANCE (in shares) at Sep. 30, 2020		13,450,703	2,494,737						100,038,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					255				$ 255
Exercise of common stock options (in shares)				408,869
Vesting of restricted Common Stock					6				6
Vesting of restricted Common Stock (in shares)				4,300,846
Stock-based compensation expense					4,228				4,228
Common Stock warrants issued					43				43
Net loss							(65,027)		(65,027)
BALANCE at Sep. 30, 2020				$ 3	$ 21,254		$ (359,289)	5	(338,027)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)								$ (70)	$ (70)
BALANCE (in shares) at Sep. 30, 2020				31,522,828